Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM (FOR) OPERATING ACTIVITIES
Net income (loss)	$ (83,400)	$ (64,754)	$ 215,476	$ 177,688	$ 112,222
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	5,521	5,365	153,222	131,876	125,631
Loss on early debt extinguishment	1,073	0	23,121	0	0
Non-cash foreign currency (gain) loss on debt	10,924	(2,010)	(30,912)	(14,771)	81,608
Non-cash equity based compensation expense			13,434	11,878	10,998
Non-cash deferred income tax expense (benefit)			(35,770)	10,662	(16,056)
Other non-cash expenses	13,112	21,379	13,516	13,300	15,321
Change in operating assets and liabilities:
(Increase) decrease in receivables			(2,195)	(5,887)	(2,276)
(Increase) decrease in inventories			(3,332)	(1,208)	607
(Increase) decrease in other assets			(40)	(53)	(875)
Increase (decrease) in accounts payable			1,906	(407)	3,243
Increase (decrease) in deferred revenue			2,964	13,099	9,149
Increase (decrease) in accrued interest			(2,002)	13	359
Increase (decrease) in accrued taxes			(15,398)	16,888	20,965
Increase (decrease) in accrued salaries and wages			(8,004)	5,804	(6,997)
Increase (decrease) in self-insurance reserves			(2,055)	3,026	881
Increase (decrease) in other liabilities			7,248	(3,561)	(8,830)
Net change in working capital	(2,170)	(33,738)
Net change in other assets/liabilities	(278)	(226)
Net cash from (for) operating activities	(55,218)	(73,984)	331,179	358,347	345,950
CASH FLOWS FOR INVESTING ACTIVITIES
Capital expenditures	(44,792)	(48,465)	(188,084)	(160,656)	(175,865)
Sale (purchase) of preferred equity investment			3,281	0	(2,000)
Purchase of identifiable intangible assets			(66)	(577)	0
Net cash for investing activities	(44,792)	(48,465)	(184,869)	(161,233)	(177,865)
CASH FLOWS FROM (FOR) FINANCING ACTIVITIES
Term debt borrowings			750,000	0	0
Net borrowings on revolving credit loans	40,000	85,000
Note borrowings			500,000	0	0
Term debt payments			(617,850)	(6,000)	0
Note payments, including amounts paid for early termination			(515,458)	0	0
Distributions paid to partners	(50,266)	(48,135)	(194,756)	(187,182)	(172,614)
Payment of debt issuance costs and original issue discount	(1,840)	0	(19,809)	0	0
Exercise of limited partnership unit options	125	0	65	0	0
Tax effect of units involved in treasury unit transactions	(3,039)	(1,369)	(4,440)	(422)	(1,589)
Payments related to tax withholding for equity compensation	(6,919)	(1,904)	(4,173)	(920)	(3,733)
Net cash from (for) financing activities	(21,939)	33,592	(106,421)	(194,524)	(177,936)
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	(1,408)	383	3,640	569	(2,432)
CASH AND CASH EQUIVALENTS
Net increase (decrease) for the period	(123,357)	(88,474)	43,529	3,159	(12,283)
Balance, beginning of period	166,245	122,716	122,716	119,557	131,840
Balance, end of period	42,888	34,242	166,245	122,716	119,557
SUPPLEMENTAL INFORMATION
Net cash payments for interest expense	6,779	17,978	85,975	82,015	84,963
Interest capitalized	939	1,047	2,524	2,331	3,094
Cash payments for income taxes, net of refunds	4,715	8,084	55,989	44,502	19,976
Capital expenditures in accounts payable	$ 6,182	$ 11,898	$ 5,365	$ 5,425	$ 2,357